Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TIAA-CREF Funds
Entity Central Index Key	0001084380
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000202765 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund
Class Name	Class W Shares
Trading Symbol	TIOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen International Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
Net Assets	$ 2,822,063,960
Holdings Count | Holding	85
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$2,822,063,960

Total number of portfolio holdings	85

Portfolio turnover (%)	26%

Holdings [Text Block]
C000124965 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund
Class Name	Retirement Class Shares
Trading Symbol	TIOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$42	0.84%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[2]
Net Assets	$ 2,822,063,960
Holdings Count | Holding	85
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$2,822,063,960

Total number of portfolio holdings	85

Portfolio turnover (%)	26%

Holdings [Text Block]
C000158756 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund
Class Name	Class A Shares
Trading Symbol	TSORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$32	0.62%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[3]
Net Assets	$ 1,773,144,581
Holdings Count | Holding	245
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,773,144,581

Total number of portfolio holdings	245

Portfolio turnover (%)	19%

Holdings [Text Block]
C000162604 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund
Class Name	Class I Shares
Trading Symbol	TSOHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$16	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[4]
Net Assets	$ 1,773,144,581
Holdings Count | Holding	245
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,773,144,581

Total number of portfolio holdings	245

Portfolio turnover (%)	19%

Holdings [Text Block]
C000124964 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund
Class Name	Class A Shares
Trading Symbol	TIOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$49	0.96%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[5]
Net Assets	$ 2,822,063,960
Holdings Count | Holding	85
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$2,822,063,960

Total number of portfolio holdings	85

Portfolio turnover (%)	26%

Holdings [Text Block]
C000162599 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund
Class Name	Class I Shares
Trading Symbol	TIOHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.62%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[6]
Net Assets	$ 2,822,063,960
Holdings Count | Holding	85
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$2,822,063,960

Total number of portfolio holdings	85

Portfolio turnover (%)	26%

Holdings [Text Block]
C000124963 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund
Class Name	Premier Class Shares
Trading Symbol	TIOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$37	0.74%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[7]
Net Assets	$ 2,822,063,960
Holdings Count | Holding	85
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$2,822,063,960

Total number of portfolio holdings	85

Portfolio turnover (%)	26%

Holdings [Text Block]
C000124962 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	TIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$30	0.59%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[8]
Net Assets	$ 2,822,063,960
Holdings Count | Holding	85
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$2,822,063,960

Total number of portfolio holdings	85

Portfolio turnover (%)	26%

Holdings [Text Block]
C000171525 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	TSMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.76%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%	[9]
Net Assets	$ 2,546,885,824
Holdings Count | Holding	365
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$2,546,885,824

Total number of portfolio holdings	365

Portfolio turnover (%)	43%

Holdings [Text Block]
C000171522 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	TSMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.53%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.53%	[10]
Net Assets	$ 2,546,885,824
Holdings Count | Holding	365
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$2,546,885,824

Total number of portfolio holdings	365

Portfolio turnover (%)	43%

Holdings [Text Block]
C000171524 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TSMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$31	0.58%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%	[11]
Net Assets	$ 2,546,885,824
Holdings Count | Holding	365
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$2,546,885,824

Total number of portfolio holdings	365

Portfolio turnover (%)	43%

Holdings [Text Block]
C000158755 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TSOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.42%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[12]
Net Assets	$ 1,773,144,581
Holdings Count | Holding	245
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,773,144,581

Total number of portfolio holdings	245

Portfolio turnover (%)	19%

Holdings [Text Block]
C000158754 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TSONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.27%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[13]
Net Assets	$ 1,773,144,581
Holdings Count | Holding	245
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,773,144,581

Total number of portfolio holdings	245

Portfolio turnover (%)	19%

Holdings [Text Block]
C000158757 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TSOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.52%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[14]
Net Assets	$ 1,773,144,581
Holdings Count | Holding	245
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,773,144,581

Total number of portfolio holdings	245

Portfolio turnover (%)	19%

Holdings [Text Block]
C000090854 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund
Class Name	Class A Shares
Trading Symbol	TEQKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$26	0.48%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[15]
Net Assets	$ 9,368,836,952
Holdings Count | Holding	1,227
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$9,368,836,952

Total number of portfolio holdings	1,227

Portfolio turnover (%)	6%

Holdings [Text Block]
C000162589 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund
Class Name	Class I Shares
Trading Symbol	TEQHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.23%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[16]
Net Assets	$ 9,368,836,952
Holdings Count | Holding	1,227
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$9,368,836,952

Total number of portfolio holdings	1,227

Portfolio turnover (%)	6%

Holdings [Text Block]
C000090856 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund
Class Name	Premier Class Shares
Trading Symbol	TEQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$16	0.29%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%	[17]
Net Assets	$ 9,368,836,952
Holdings Count | Holding	1,227
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$9,368,836,952

Total number of portfolio holdings	1,227

Portfolio turnover (%)	6%

Holdings [Text Block]
C000090857 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund
Class Name	Class R6 Shares
Trading Symbol	TEQLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$8	0.14%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.14%	[18]
Net Assets	$ 9,368,836,952
Holdings Count | Holding	1,227
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$9,368,836,952

Total number of portfolio holdings	1,227

Portfolio turnover (%)	6%

Holdings [Text Block]
C000090855 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TEQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$21	0.39%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[19]
Net Assets	$ 9,368,836,952
Holdings Count | Holding	1,227
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$9,368,836,952

Total number of portfolio holdings	1,227

Portfolio turnover (%)	6%

Holdings [Text Block]
C000202764 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund
Class Name	Class W Shares
Trading Symbol	TENWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[20]
Net Assets	$ 9,368,836,952
Holdings Count | Holding	1,227
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$9,368,836,952

Total number of portfolio holdings	1,227

Portfolio turnover (%)	6%

Holdings [Text Block]
C000202763 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund
Class Name	Class W Shares
Trading Symbol	TEMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[21]
Net Assets	$ 1,878,023,098
Holdings Count | Holding	79
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,878,023,098

Total number of portfolio holdings	79

Portfolio turnover (%)	53%

Holdings [Text Block]
C000090852 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TEMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$55	1.03%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.03%	[22]
Net Assets	$ 1,878,023,098
Holdings Count | Holding	79
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,878,023,098

Total number of portfolio holdings	79

Portfolio turnover (%)	53%

Holdings [Text Block]
C000162588 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund
Class Name	Class I Shares
Trading Symbol	TEMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$51	0.96%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[23]
Net Assets	$ 1,878,023,098
Holdings Count | Holding	79
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,878,023,098

Total number of portfolio holdings	79

Portfolio turnover (%)	53%

Holdings [Text Block]
C000090853 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TEMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$47	0.88%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%	[24]
Net Assets	$ 1,878,023,098
Holdings Count | Holding	79
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,878,023,098

Total number of portfolio holdings	79

Portfolio turnover (%)	53%

Holdings [Text Block]
C000090851 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TEMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$60	1.13%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%	[25]
Net Assets	$ 1,878,023,098
Holdings Count | Holding	79
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,878,023,098

Total number of portfolio holdings	79

Portfolio turnover (%)	53%

Holdings [Text Block]
C000090850 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund
Class Name	Class A Shares
Trading Symbol	TEMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$66	1.24%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%	[26]
Net Assets	$ 1,878,023,098
Holdings Count | Holding	79
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,878,023,098

Total number of portfolio holdings	79

Portfolio turnover (%)	53%

Holdings [Text Block]
C000202769 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund
Class Name	Class W Shares
Trading Symbol	TSMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[27]
Net Assets	$ 2,546,885,824
Holdings Count | Holding	365
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$2,546,885,824

Total number of portfolio holdings	365

Portfolio turnover (%)	43%

Holdings [Text Block]
C000175456 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	TLISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$58	1.06%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.06%	[28]
Net Assets	$ 1,525,299,602
Holdings Count | Holding	451
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,525,299,602

Total number of portfolio holdings	451

Portfolio turnover (%)	63%

Holdings [Text Block]
C000175453 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	TAISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$41	0.76%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%	[29]
Net Assets	$ 1,525,299,602
Holdings Count | Holding	451
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,525,299,602

Total number of portfolio holdings	451

Portfolio turnover (%)	63%

Holdings [Text Block]
C000171521 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TSMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.68%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%	[30]
Net Assets	$ 2,546,885,824
Holdings Count | Holding	365
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$2,546,885,824

Total number of portfolio holdings	365

Portfolio turnover (%)	43%

Holdings [Text Block]
C000171523 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TSMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$23	0.43%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[31]
Net Assets	$ 2,546,885,824
Holdings Count | Holding	365
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$2,546,885,824

Total number of portfolio holdings	365

Portfolio turnover (%)	43%

Holdings [Text Block]
C000175455 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TPISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$48	0.88%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%	[32]
Net Assets	$ 1,525,299,602
Holdings Count | Holding	451
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,525,299,602

Total number of portfolio holdings	451

Portfolio turnover (%)	63%

Holdings [Text Block]
C000175454 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TIISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$39	0.71%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.71%	[33]
Net Assets	$ 1,525,299,602
Holdings Count | Holding	451
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,525,299,602

Total number of portfolio holdings	451

Portfolio turnover (%)	63%

Holdings [Text Block]
C000175457 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TTISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.96%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%	[34]
Net Assets	$ 1,525,299,602
Holdings Count | Holding	451
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,525,299,602

Total number of portfolio holdings	451

Portfolio turnover (%)	63%

Holdings [Text Block]
C000202770 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund
Class Name	Class W Shares
Trading Symbol	TAIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[35]
Net Assets	$ 1,525,299,602
Holdings Count | Holding	451
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,525,299,602

Total number of portfolio holdings	451

Portfolio turnover (%)	63%

Holdings [Text Block]
C000202750 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund
Class Name	Class W Shares
Trading Symbol	TIEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[36]
Net Assets	$ 5,480,889,533
Holdings Count | Holding	72
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$5,480,889,533

Total number of portfolio holdings	72

Portfolio turnover (%)	5%

Holdings [Text Block]
C000014645 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TIIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$24	0.46%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[37]
Net Assets	$ 5,480,889,533
Holdings Count | Holding	72
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$5,480,889,533

Total number of portfolio holdings	72

Portfolio turnover (%)	5%

Holdings [Text Block]
C000014646 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TRERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.71%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[38]
Net Assets	$ 5,480,889,533
Holdings Count | Holding	72
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$5,480,889,533

Total number of portfolio holdings	72

Portfolio turnover (%)	5%

Holdings [Text Block]
C000033996 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund
Class Name	Class A Shares
Trading Symbol	TIERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$42	0.80%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[39]
Net Assets	$ 5,480,889,533
Holdings Count | Holding	72
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$5,480,889,533

Total number of portfolio holdings	72

Portfolio turnover (%)	5%

Holdings [Text Block]
C000162558 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund
Class Name	Class I Shares
Trading Symbol	TIEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.56%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[40]
Net Assets	$ 5,480,889,533
Holdings Count | Holding	72
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$5,480,889,533

Total number of portfolio holdings	72

Portfolio turnover (%)	5%

Holdings [Text Block]
C000079565 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TREPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$32	0.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[41]
Net Assets	$ 5,480,889,533
Holdings Count | Holding	72
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$5,480,889,533

Total number of portfolio holdings	72

Portfolio turnover (%)	5%

Holdings [Text Block]
C000014649 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund
Class Name	Class A Shares
Trading Symbol	TCLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$37	0.70%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[42]
Net Assets	$ 6,364,978,503
Holdings Count | Holding	76
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$6,364,978,503

Total number of portfolio holdings	76

Portfolio turnover (%)	4%

Holdings [Text Block]
C000162560 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund
Class Name	Class I Shares
Trading Symbol	TRLHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$22	0.42%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[43]
Net Assets	$ 6,364,978,503
Holdings Count | Holding	76
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$6,364,978,503

Total number of portfolio holdings	76

Portfolio turnover (%)	4%

Holdings [Text Block]
C000079567 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund
Class Name	Premier Class Shares
Trading Symbol	TRCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$29	0.55%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[44]
Net Assets	$ 6,364,978,503
Holdings Count | Holding	76
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$6,364,978,503

Total number of portfolio holdings	76

Portfolio turnover (%)	4%

Holdings [Text Block]
C000014648 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	TRLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$21	0.40%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[45]
Net Assets	$ 6,364,978,503
Holdings Count | Holding	76
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$6,364,978,503

Total number of portfolio holdings	76

Portfolio turnover (%)	4%

Holdings [Text Block]
C000014650 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund
Class Name	Retirement Class Shares
Trading Symbol	TRLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$35	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[46]
Net Assets	$ 6,364,978,503
Holdings Count | Holding	76
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$6,364,978,503

Total number of portfolio holdings	76

Portfolio turnover (%)	4%

Holdings [Text Block]
C000202751 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund
Class Name	Class W Shares
Trading Symbol	TRLWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[47]
Net Assets	$ 6,364,978,503
Holdings Count | Holding	76
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$6,364,978,503

Total number of portfolio holdings	76

Portfolio turnover (%)	4%

Holdings [Text Block]
C000033990 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund
Class Name	Class A Shares
Trading Symbol	TICRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$23	0.45%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[48]
Net Assets	$ 6,448,245,462
Holdings Count | Holding	143
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$6,448,245,462

Total number of portfolio holdings	143

Portfolio turnover (%)	22%

Holdings [Text Block]	(1) Affiliated investment.
C000162548 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund
Class Name	Class I Shares
Trading Symbol	TICHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.23%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[49]
Net Assets	$ 6,448,245,462
Holdings Count | Holding	143
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$6,448,245,462

Total number of portfolio holdings	143

Portfolio turnover (%)	22%

Holdings [Text Block]	(1) Affiliated investment.
C000079555 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TRPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$17	0.32%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[50]
Net Assets	$ 6,448,245,462
Holdings Count | Holding	143
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$6,448,245,462

Total number of portfolio holdings	143

Portfolio turnover (%)	22%

Holdings [Text Block]	(1) Affiliated investment.
C000014633 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TISCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$9	0.17%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[51]
Net Assets	$ 6,448,245,462
Holdings Count | Holding	143
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$6,448,245,462

Total number of portfolio holdings	143

Portfolio turnover (%)	22%

Holdings [Text Block]	(1) Affiliated investment.
C000202746 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund
Class Name	Class W Shares
Trading Symbol	TGIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Core Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[52]
Net Assets	$ 7,062,402,674
Holdings Count | Holding	64
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$7,062,402,674

Total number of portfolio holdings	64

Portfolio turnover (%)	55%

Holdings [Text Block]
C000014634 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TRSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$22	0.42%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[53]
Net Assets	$ 6,448,245,462
Holdings Count | Holding	143
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$6,448,245,462

Total number of portfolio holdings	143

Portfolio turnover (%)	22%

Holdings [Text Block]	(1) Affiliated investment.
C000014631 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TIGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$20	0.40%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[54]
Net Assets	$ 7,062,402,674
Holdings Count | Holding	64
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$7,062,402,674

Total number of portfolio holdings	64

Portfolio turnover (%)	55%

Holdings [Text Block]
C000014632 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TRGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$33	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[55]
Net Assets	$ 7,062,402,674
Holdings Count | Holding	64
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$7,062,402,674

Total number of portfolio holdings	64

Portfolio turnover (%)	55%

Holdings [Text Block]
C000079554 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TRPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$28	0.55%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[56]
Net Assets	$ 7,062,402,674
Holdings Count | Holding	64
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$7,062,402,674

Total number of portfolio holdings	64

Portfolio turnover (%)	55%

Holdings [Text Block]
C000162547 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund
Class Name	Class I Shares
Trading Symbol	TGIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Core Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$25	0.49%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[57]
Net Assets	$ 7,062,402,674
Holdings Count | Holding	64
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$7,062,402,674

Total number of portfolio holdings	64

Portfolio turnover (%)	55%

Holdings [Text Block]
C000033989 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund
Class Name	Class A Shares
Trading Symbol	TIIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Core Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$35	0.68%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[58]
Net Assets	$ 7,062,402,674
Holdings Count | Holding	64
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$7,062,402,674

Total number of portfolio holdings	64

Portfolio turnover (%)	55%

Holdings [Text Block]
C000014653 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Mid Cap Growth Fund
Class Name	Retirement Class Shares
Trading Symbol	TRGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.76%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%	[59]
Net Assets	$ 682,994,429
Holdings Count | Holding	89
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$682,994,429

Total number of portfolio holdings	89

Portfolio turnover (%)	51%

Holdings [Text Block]
C000014651 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Mid Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	TRPWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$25	0.51%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[60]
Net Assets	$ 682,994,429
Holdings Count | Holding	89
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$682,994,429

Total number of portfolio holdings	89

Portfolio turnover (%)	51%

Holdings [Text Block]
C000079568 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Mid Cap Growth Fund
Class Name	Premier Class Shares
Trading Symbol	TRGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$32	0.66%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%	[61]
Net Assets	$ 682,994,429
Holdings Count | Holding	89
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$682,994,429

Total number of portfolio holdings	89

Portfolio turnover (%)	51%

Holdings [Text Block]
C000162561 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Mid Cap Growth Fund
Class Name	Class I Shares
Trading Symbol	TCMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.60%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[62]
Net Assets	$ 682,994,429
Holdings Count | Holding	89
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$682,994,429

Total number of portfolio holdings	89

Portfolio turnover (%)	51%

Holdings [Text Block]
C000014652 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Mid Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	TCMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.83%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[63]
Net Assets	$ 682,994,429
Holdings Count | Holding	89
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$682,994,429

Total number of portfolio holdings	89

Portfolio turnover (%)	51%

Holdings [Text Block]
C000014656 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund
Class Name	Retirement Class Shares
Trading Symbol	TRVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$38	0.71%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%	[64]
Net Assets	$ 1,667,591,025
Holdings Count | Holding	71
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,667,591,025

Total number of portfolio holdings	71

Portfolio turnover (%)	5%

Holdings [Text Block]
C000014654 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	TIMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$25	0.46%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%	[65]
Net Assets	$ 1,667,591,025
Holdings Count | Holding	71
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,667,591,025

Total number of portfolio holdings	71

Portfolio turnover (%)	5%

Holdings [Text Block]
C000014655 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	TCMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$42	0.78%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%	[66]
Net Assets	$ 1,667,591,025
Holdings Count | Holding	71
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,667,591,025

Total number of portfolio holdings	71

Portfolio turnover (%)	5%

Holdings [Text Block]
C000162562 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	TRVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$30	0.56%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%	[67]
Net Assets	$ 1,667,591,025
Holdings Count | Holding	71
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,667,591,025

Total number of portfolio holdings	71

Portfolio turnover (%)	5%

Holdings [Text Block]
C000079569 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund
Class Name	Premier Class Shares
Trading Symbol	TRVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$33	0.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%	[68]
Net Assets	$ 1,667,591,025
Holdings Count | Holding	71
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,667,591,025

Total number of portfolio holdings	71

Portfolio turnover (%)	5%

Holdings [Text Block]
C000202752 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund
Class Name	Class W Shares
Trading Symbol	TSCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[69]
Net Assets	$ 3,888,444,592
Holdings Count | Holding	383
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$3,888,444,592

Total number of portfolio holdings	383

Portfolio turnover (%)	31%

Holdings [Text Block]
C000014659 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TRSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$35	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[70]
Net Assets	$ 3,888,444,592
Holdings Count | Holding	383
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$3,888,444,592

Total number of portfolio holdings	383

Portfolio turnover (%)	31%

Holdings [Text Block]
C000014657 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TISEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$22	0.40%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%	[71]
Net Assets	$ 3,888,444,592
Holdings Count | Holding	383
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$3,888,444,592

Total number of portfolio holdings	383

Portfolio turnover (%)	31%

Holdings [Text Block]
C000014658 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	TCSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$40	0.73%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%	[72]
Net Assets	$ 3,888,444,592
Holdings Count | Holding	383
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$3,888,444,592

Total number of portfolio holdings	383

Portfolio turnover (%)	31%

Holdings [Text Block]
C000162563 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	TSCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$24	0.45%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[73]
Net Assets	$ 3,888,444,592
Holdings Count | Holding	383
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$3,888,444,592

Total number of portfolio holdings	383

Portfolio turnover (%)	31%

Holdings [Text Block]
C000079570 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TSRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$30	0.55%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%	[74]
Net Assets	$ 3,888,444,592
Holdings Count | Holding	383
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$3,888,444,592

Total number of portfolio holdings	383

Portfolio turnover (%)	31%

Holdings [Text Block]
C000162564 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Index Fund
Class Name	Class I Shares
Trading Symbol	TRIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[75]
Net Assets	$ 18,728,834,260
Holdings Count | Holding	385
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$18,728,834,260

Total number of portfolio holdings	385

Portfolio turnover (%)	10%

Holdings [Text Block]
C000014660 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Index Fund
Class Name	Class R6 Shares
Trading Symbol	TILIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$2	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[76]
Net Assets	$ 18,728,834,260
Holdings Count | Holding	385
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$18,728,834,260

Total number of portfolio holdings	385

Portfolio turnover (%)	10%

Holdings [Text Block]
C000014661 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TRIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$15	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[77]
Net Assets	$ 18,728,834,260
Holdings Count | Holding	385
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$18,728,834,260

Total number of portfolio holdings	385

Portfolio turnover (%)	10%

Holdings [Text Block]
C000162565 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Index Fund
Class Name	Class I Shares
Trading Symbol	THCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$7	0.14%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[78]
Net Assets	$ 12,690,928,324
Holdings Count | Holding	868
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$12,690,928,324

Total number of portfolio holdings	868

Portfolio turnover (%)	6%

Holdings [Text Block]
C000033280 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	TIRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$34	0.69%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[79]
Net Assets	$ 6,337,406,139
Holdings Count | Holding	46
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$6,337,406,139

Total number of portfolio holdings	46

Portfolio turnover (%)	53%

Holdings [Text Block]
C000162568 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund
Class Name	Class I Shares
Trading Symbol	TILHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$21	0.43%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[80]
Net Assets	$ 6,337,406,139
Holdings Count | Holding	46
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$6,337,406,139

Total number of portfolio holdings	46

Portfolio turnover (%)	53%

Holdings [Text Block]
C000079573 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund
Class Name	Premier Class Shares
Trading Symbol	TILPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.55%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[81]
Net Assets	$ 6,337,406,139
Holdings Count | Holding	46
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$6,337,406,139

Total number of portfolio holdings	46

Portfolio turnover (%)	53%

Holdings [Text Block]
C000014663 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TRCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$16	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[82]
Net Assets	$ 12,690,928,324
Holdings Count | Holding	868
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$12,690,928,324

Total number of portfolio holdings	868

Portfolio turnover (%)	6%

Holdings [Text Block]
C000014662 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Index Fund
Class Name	Class R6 Shares
Trading Symbol	TILVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$3	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[83]
Net Assets	$ 12,690,928,324
Holdings Count | Holding	868
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$12,690,928,324

Total number of portfolio holdings	868

Portfolio turnover (%)	6%

Holdings [Text Block]
C000033282 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	TILGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$20	0.40%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[84]
Net Assets	$ 6,337,406,139
Holdings Count | Holding	46
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$6,337,406,139

Total number of portfolio holdings	46

Portfolio turnover (%)	53%

Holdings [Text Block]
C000033281 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund
Class Name	Retirement Class Shares
Trading Symbol	TILRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$32	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[85]
Net Assets	$ 6,337,406,139
Holdings Count | Holding	46
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$6,337,406,139

Total number of portfolio holdings	46

Portfolio turnover (%)	53%

Holdings [Text Block]
C000202757 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund
Class Name	Class W Shares
Trading Symbol	TILWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[86]
Net Assets	$ 6,337,406,139
Holdings Count | Holding	46
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$6,337,406,139

Total number of portfolio holdings	46

Portfolio turnover (%)	53%

Holdings [Text Block]
C000014625 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Blend Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TRBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$16	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[87]
Net Assets	$ 3,951,834,895
Holdings Count | Holding	1,928
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$3,951,834,895

Total number of portfolio holdings	1,928

Portfolio turnover (%)	4%

Holdings [Text Block]
C000162545 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund
Class Name	Class I Shares
Trading Symbol	TCIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Equity Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$9	0.18%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[88]
Net Assets	$ 34,493,978,004
Holdings Count | Holding	733
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$34,493,978,004

Total number of portfolio holdings	733

Portfolio turnover (%)	3%

Holdings [Text Block]
C000162544 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Blend Index Fund
Class Name	Class I Shares
Trading Symbol	TRHBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.19%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[89]
Net Assets	$ 3,951,834,895
Holdings Count | Holding	1,928
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$3,951,834,895

Total number of portfolio holdings	1,928

Portfolio turnover (%)	4%

Holdings [Text Block]
C000014624 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Blend Index Fund
Class Name	Class R6 Shares
Trading Symbol	TISBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$3	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[90]
Net Assets	$ 3,951,834,895
Holdings Count | Holding	1,928
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$3,951,834,895

Total number of portfolio holdings	1,928

Portfolio turnover (%)	4%

Holdings [Text Block]
C000202745 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund
Class Name	Class W Shares
Trading Symbol	TCIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen International Equity Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[91]
Net Assets	$ 34,493,978,004
Holdings Count | Holding	733
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$34,493,978,004

Total number of portfolio holdings	733

Portfolio turnover (%)	3%

Holdings [Text Block]
C000079552 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund
Class Name	Premier Class Shares
Trading Symbol	TRIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Equity Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$11	0.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[92]
Net Assets	$ 34,493,978,004
Holdings Count | Holding	733
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$34,493,978,004

Total number of portfolio holdings	733

Portfolio turnover (%)	3%

Holdings [Text Block]
C000014626 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund
Class Name	Class R6 Shares
Trading Symbol	TCIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Equity Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$3	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[93]
Net Assets	$ 34,493,978,004
Holdings Count | Holding	733
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$34,493,978,004

Total number of portfolio holdings	733

Portfolio turnover (%)	3%

Holdings [Text Block]
C000014627 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TRIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Equity Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$16	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[94]
Net Assets	$ 34,493,978,004
Holdings Count | Holding	733
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$34,493,978,004

Total number of portfolio holdings	733

Portfolio turnover (%)	3%

Holdings [Text Block]
C000202742 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund
Class Name	Class W Shares
Trading Symbol	TEQWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Equity Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[95]
Net Assets	$ 58,396,751,245
Holdings Count | Holding	2,612
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$58,396,751,245

Total number of portfolio holdings	2,612

Portfolio turnover (%)	14%

Holdings [Text Block]
C000162543 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen S&P 500 Index Fund
Class Name	Class I Shares
Trading Symbol	TISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.19%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[96]
Net Assets	$ 13,657,540,938
Holdings Count | Holding	513
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$13,657,540,938

Total number of portfolio holdings	513

Portfolio turnover (%)	0%

Holdings [Text Block]
C000014612 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen S&P 500 Index Fund
Class Name	Class R6 Shares
Trading Symbol	TISPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$2	0.04%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[97]
Net Assets	$ 13,657,540,938
Holdings Count | Holding	513
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$13,657,540,938

Total number of portfolio holdings	513

Portfolio turnover (%)	0%

Holdings [Text Block]
C000014613 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen S&P 500 Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TRSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$15	0.29%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[98]
Net Assets	$ 13,657,540,938
Holdings Count | Holding	513
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$13,657,540,938

Total number of portfolio holdings	513

Portfolio turnover (%)	0%

Holdings [Text Block]
C000033988 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund
Class Name	Class A Shares
Trading Symbol	TINRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Equity Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$16	0.32%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[99]
Net Assets	$ 58,396,751,245
Holdings Count | Holding	2,612
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$58,396,751,245

Total number of portfolio holdings	2,612

Portfolio turnover (%)	14%

Holdings [Text Block]
C000162542 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund
Class Name	Class I Shares
Trading Symbol	TEIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Equity Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.11%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[100]
Net Assets	$ 58,396,751,245
Holdings Count | Holding	2,612
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$58,396,751,245

Total number of portfolio holdings	2,612

Portfolio turnover (%)	14%

Holdings [Text Block]
C000079551 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund
Class Name	Premier Class Shares
Trading Symbol	TCEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Equity Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$10	0.19%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[101]
Net Assets	$ 58,396,751,245
Holdings Count | Holding	2,612
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$58,396,751,245

Total number of portfolio holdings	2,612

Portfolio turnover (%)	14%

Holdings [Text Block]
C000014611 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund
Class Name	Class R6 Shares
Trading Symbol	TIEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Equity Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$2	0.04%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[102]
Net Assets	$ 58,396,751,245
Holdings Count | Holding	2,612
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$58,396,751,245

Total number of portfolio holdings	2,612

Portfolio turnover (%)	14%

Holdings [Text Block]
C000033987 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TIQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Equity Index Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$15	0.29%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[103]
Net Assets	$ 58,396,751,245
Holdings Count | Holding	2,612
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$58,396,751,245

Total number of portfolio holdings	2,612

Portfolio turnover (%)	14%

Holdings [Text Block]

[1]	Annualized for period less than one year.
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